Financial risk management - Hedging activities (Details) $ in Thousands	Dec. 31, 2018 USD ($) $ / £	Jun. 30, 2018 USD ($) $ / £	Dec. 31, 2017 USD ($) $ / £
Financial risk management activities
Closing exchange rate | $ / £	1.2790	1.3194	1.3513
US dollar
Financial risk management activities
Net debt	$ 439,600	$ 521,500	$ 538,800
Hedged future USD revenues	(338,046)	(307,019)	(296,369)
Unhedged USD borrowings	101,554	214,481	242,431
Borrowings | US dollar
Financial risk management activities
Net debt	650,000	650,000	650,000
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt	$ (210,400)	$ (128,500)	$ (111,200)